Income Tax (Provision) Benefit (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income before income taxes
The components of income (loss) before income taxes for the Company's domestic and foreign operations were as follows:

Hertz Global

	As of December 31,
(In millions)	2020	2019	2018
Domestic	$(1,692)	$28	$(293)
Foreign	(360)	(15)	36
Total income (loss) before income taxes	$(2,052)	$13	$(257)

Hertz

	As of December 31,
(In millions)	2020	2019	2018
Domestic	$(1,823)	$35	$(286)
Foreign	(360)	(15)	36
Total income (loss) before income taxes	$(2,183)	$20	$(250)

Schedule of total provision for taxes on income
The total income tax provision (benefit) consists of the following:

Hertz Global and Hertz

	As of December 31,
(In millions)	2020	2019	2018
Current:
Federal	$—	$—	$(3)
Foreign	18	20	32
State and local	4	16	7
Total current	22	36	36
Deferred:
Federal	(356)	1	(66)
Foreign	35	(1)	11
State and local	(30)	27	(11)
Total deferred	(351)	27	(66)
Total provision (benefit) - Hertz Global	(329)	63	(30)
Federal deferred tax (provision) benefit applicable to Hertz Holdings	1	2	2
Total provision (benefit) - Hertz	$(328)	$65	$(28)

Schedule of principal items of the U.S. and foreign net deferred tax assets and liabilities
The principal items of the U.S. and foreign net deferred tax assets and liabilities are as follows:

Hertz Global and Hertz

	As of December 31,
(In millions)	2020	2019
Deferred tax assets:
Employee benefit plans	$44	$44
Net operating loss carry forwards	828	2,386
Federal and state tax credit carry forwards	55	43
Accrued and prepaid expenses	124	127
Operating lease liabilities	390	410
Total deferred tax assets	1,441	3,010
Less: valuation allowance	(651)	(396)
Total net deferred tax assets	790	2,614
Deferred tax liabilities:
Depreciation on tangible assets	(380)	(2,518)
Intangible assets	(723)	(738)
Operating lease right-of-use assets	(406)	(422)
Total deferred tax liabilities	(1,509)	(3,678)
Net deferred tax liability - Hertz Global	(719)	(1,064)
Deferred tax asset - net operating loss applicable to Hertz Holdings	(5)	(3)
Net deferred tax liability - Hertz	$(724)	$(1,067)

Schedule of significant items in the reconciliation of the statutory and effective income tax rates
The significant items in the reconciliation of the statutory and effective income tax rates consisted of the following items in the table below. Percentages are calculated from the underlying numbers in thousands, and as a result, may not agree to the amount when calculated in millions.

Hertz Global and Hertz

	Years Ended December 31,
	2020	2019	2018
Statutory federal tax rate	21%	21%	21%
Foreign tax rate differential	—	(31)	(1)
State and local income taxes, net of federal income tax benefit	5	(102)	7
Change in state apportionment and statutory rates, net of federal income tax benefit	1	(17)	1
Tax reform	—	—	(9)
Federal and foreign permanent differences	—	(3)	—
Withholding taxes	—	62	(3)
Uncertain tax positions	—	29	(3)
Change in valuation allowance	(11)	591	(5)
Change in foreign statutory rates	—	15	(3)
Tax credits	—	(75)	7
Stock option shortfalls	—	7	(1)
All other items, net	—	3	1
Effective tax rate - Hertz Global	16	500	12
All other items, net rate impact applicable to Hertz Holdings	(1)	(174)	(1)
Effective tax rate - Hertz	15%	326%	11%

Schedule of a reconciliation of the beginning and ending amount of unrecognized tax benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
Hertz Global and Hertz

	Years Ended December 31,
(In millions)	2020	2019	2018
Balance as of January 1	$48	$49	$43
Increase (decrease) attributable to tax positions taken during prior periods	5	5	3
Increase (decrease) attributable to tax positions taken during the current year	1	1	5
Decrease attributable to settlements with taxing authorities	(1)	(7)	(2)
Balance as of December 31	$53	$48	$49